Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Blue Chip Account
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Blue Chip Account
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Fund and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. If separate account expenses and contract-level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of March 31, 2023, this was between approximately $595.6 million and $2.6 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above-average earnings. In selecting securities in which to invest, PGI uses a bottom-up, fundamental process, focusing on a fundamental analysis of individual companies. The Fund invests in securities of foreign companies. The Fund invested significantly in industries within the financials and information technology sectors as of March 31, 2023.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.Financials Sector Risk. A fund that invests significantly in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852.The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance. Performance figures for the Fund do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Fund would be lower if such expenses were included.Life of Fund returns are measured from the date the Fund’s shares were first sold (December 9, 2020).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Fund) compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above:Q2 202114.64%Lowest return for a quarter during the period of the bar chart above:Q2 2022(20.36)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>For the periods ended December 31, 2022
Blue Chip Account | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	619
10 years	rr_ExpenseExampleYear10	$ 1,378
2021	rr_AnnualReturn2021	24.72%
2022	rr_AnnualReturn2022	(31.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
1 Year	rr_AverageAnnualReturnYear01	(31.20%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2020
Blue Chip Account | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.15%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.90%)

[1]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class 3 shares. It is expected the expense limit will continue through the period ending April 30, 2024; however, Principal Variable Contracts Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.